Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Schedule of Estimated Useful Lives [Line Items]
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets
Electronic equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years